Xtrackers US 0-1 Year Treasury ETF Annual Fund Operating Expenses - Xtrackers US 0-1 Year Treasury ETF - Xtrackers US 0-1 Year Treasury ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%